Segment Information (Reconciliation of Revenue from Segments to Consolidated) (Details) - USD ($) $ in Millions	3 Months Ended									12 Months Ended
	Dec. 31, 2018 [1]	Sep. 30, 2018	Jun. 30, 2018 [1]	Mar. 31, 2018 [1]	Dec. 31, 2017	[1],[2]	Sep. 30, 2017	Jun. 30, 2017 [1]	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Segment Reporting Information [Line Items]
Revenues	$ 47,993	$ 45,739	$ 38,986	$ 38,038	$ 41,676		$ 39,668	$ 39,837	$ 39,365	$ 170,756	$ 160,546	$ 163,786
Operations and Support Expenses										116,230	116,189	114,396
EBITDA										54,526	44,357	49,390
Depreciation and Amortization										28,430	24,387	25,847
Operating Income (Loss)	$ 6,160	$ 7,269	$ 6,466	$ 6,201	$ 1,281		$ 5,807	$ 6,526	$ 6,356	26,096	19,970	23,543
Equity in net income (loss) of affiliates										(48)	(128)	98
Segment Contribution										24,873	15,139	19,812
Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenues										172,964	160,450	163,266
Operations and Support Expenses										114,463	108,174	109,677
EBITDA										58,501	52,276	53,589
Depreciation and Amortization										19,976	19,649	20,545
Operating Income (Loss)										38,525	32,627	33,044
Equity in net income (loss) of affiliates										55	56	61
Segment Contribution										38,580	32,683	33,105
Consolidation [Member]
Segment Reporting Information [Line Items]
Revenues										1,240	1,522	1,754
Operations and Support Expenses										1,630	3,306	3,458
EBITDA										(390)	(1,784)	(1,704)
Depreciation and Amortization										1,498	97	97
Operating Income (Loss)										(1,451)	(1,214)	(1,233)
Consolidation [Member] | Acquisition-related Costs [Member]
Segment Reporting Information [Line Items]
Revenues										(49)	0	0
Operations and Support Expenses										1,185	798	1,203
EBITDA										(1,234)	(798)	(1,203)
Depreciation and Amortization										6,931	4,608	5,177
Operating Income (Loss)										(8,165)	(5,406)	(6,380)
Eliminations and consolidations [Member]
Segment Reporting Information [Line Items]
Revenues										(3,399)	(1,183)	(1,211)
Operations and Support Expenses										(1,947)	31	23
EBITDA										(1,452)	(1,214)	(1,234)
Depreciation and Amortization										(1)	0	(1)
Operating Income (Loss)										(1,451)	(1,214)	(1,233)
Certain Significant Items [Member]
Segment Reporting Information [Line Items]
Revenues										0	(243)	(23)
Operations and Support Expenses										899	3,880	35
EBITDA										(899)	(4,123)	(58)
Depreciation and Amortization										26	33	29
Operating Income (Loss)										(925)	(4,156)	(87)
Communications [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenues										144,631	150,378	154,232
Operations and Support Expenses										93,941	100,266	102,430
EBITDA										50,690	50,112	51,802
Depreciation and Amortization										18,424	18,425	19,373
Operating Income (Loss)										32,266	31,687	32,429
Equity in net income (loss) of affiliates										(4)	(2)	8
Segment Contribution										32,262	31,685	32,437
Communications [Member] | Mobility [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenues										71,344	71,090	72,587
Operations and Support Expenses										41,266	42,871	43,567
EBITDA										30,078	28,219	29,020
Depreciation and Amortization										8,355	8,015	8,277
Operating Income (Loss)										21,723	20,204	20,743
Equity in net income (loss) of affiliates										(1)	0	0
Segment Contribution										21,722	20,204	20,743
Communications [Member] | Entertainment Group [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenues										46,460	49,995	50,660
Operations and Support Expenses										36,430	38,903	38,909
EBITDA										10,030	11,092	11,751
Depreciation and Amortization										5,315	5,621	5,861
Operating Income (Loss)										4,715	5,471	5,890
Equity in net income (loss) of affiliates										(2)	0	8
Segment Contribution										4,713	5,471	5,898
Communications [Member] | Business Wireline [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenues										26,827	29,293	30,985
Operations and Support Expenses										16,245	18,492	19,954
EBITDA										10,582	10,801	11,031
Depreciation and Amortization										4,754	4,789	5,235
Operating Income (Loss)										5,828	6,012	5,796
Equity in net income (loss) of affiliates										(1)	(2)	0
Segment Contribution										5,827	6,010	5,796
WarnerMedia [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenues										18,941	430	418
Operations and Support Expenses										12,966	335	318
EBITDA										5,975	95	100
Depreciation and Amortization										305	4	5
Operating Income (Loss)										5,670	91	95
Equity in net income (loss) of affiliates										25	(29)	1
Segment Contribution										5,695	62	96
WarnerMedia [Member] | Turner [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenues										6,979	430	418
Operations and Support Expenses										3,794	331	318
EBITDA										3,185	99	100
Depreciation and Amortization										131	4	5
Operating Income (Loss)										3,054	95	95
Equity in net income (loss) of affiliates										54	45	52
Segment Contribution										3,108	140	147
WarnerMedia [Member] | Home Box Office [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenues										3,598	0	0
Operations and Support Expenses										2,187	0	0
EBITDA										1,411	0	0
Depreciation and Amortization										56	0	0
Operating Income (Loss)										1,355	0	0
Equity in net income (loss) of affiliates										29	0	0
Segment Contribution										1,384	0	0
WarnerMedia [Member] | Warner Bros. [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenues										8,703	0	0
Operations and Support Expenses										7,130	0	0
EBITDA										1,573	0	0
Depreciation and Amortization										96	0	0
Operating Income (Loss)										1,477	0	0
Equity in net income (loss) of affiliates										(28)	0	0
Segment Contribution										1,449	0	0
WarnerMedia [Member] | Other Media Revenues [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenues										(339)	0	0
Operations and Support Expenses										(145)	4	0
EBITDA										(194)	(4)	0
Depreciation and Amortization										22	0	0
Operating Income (Loss)										(216)	(4)	0
Equity in net income (loss) of affiliates										(30)	(74)	(51)
Segment Contribution										(246)	(78)	(51)
Latin America [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenues										7,652	8,269	7,283
Operations and Support Expenses										7,158	7,404	6,830
EBITDA										494	865	453
Depreciation and Amortization										1,238	1,218	1,166
Operating Income (Loss)										(744)	(353)	(713)
Equity in net income (loss) of affiliates										34	87	52
Segment Contribution										(710)	(266)	(661)
Latin America [Member] | Vrio [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenues										4,784	5,456	4,910
Operations and Support Expenses										3,743	4,172	3,847
EBITDA										1,041	1,284	1,063
Depreciation and Amortization										728	849	834
Operating Income (Loss)										313	435	229
Equity in net income (loss) of affiliates										34	87	52
Segment Contribution										347	522	281
Latin America [Member] | Mexico [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenues										2,868	2,813	2,373
Operations and Support Expenses										3,415	3,232	2,983
EBITDA										(547)	(419)	(610)
Depreciation and Amortization										510	369	332
Operating Income (Loss)										(1,057)	(788)	(942)
Equity in net income (loss) of affiliates										0	0	0
Segment Contribution										(1,057)	(788)	(942)
Xandr [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenues										1,740	1,373	1,333
Operations and Support Expenses										398	169	99
EBITDA										1,342	1,204	1,234
Depreciation and Amortization										9	2	1
Operating Income (Loss)										1,333	1,202	1,233
Equity in net income (loss) of affiliates										0	0	0
Segment Contribution										1,333	1,202	1,233
Corporate [Member]
Segment Reporting Information [Line Items]
Revenues										1,191
Corporate [Member] | Certain Significant Items [Member]
Segment Reporting Information [Line Items]
Operating Income (Loss)										$ (1,888)	$ (1,881)	$ (1,801)

[1]	Includes actuarial gains and losses on pension and postretirement benefit plans (Note 14).
[2]	Includes an asset abandonment charge (Note 7) and the impact of federal corporate income tax reform (Note 13).